                    [Van Kampen Investments Inc. Letterhead]


                                                                         497 (j)


                                                     August 1, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

         Re: Van Kampen Equity Trust
             Rule 497(j) Filing (File Nos. 033-08122 and 811-04805)

Ladies and Gentlemen:

         Van Kampen Equity Trust, on behalf of each of the following ten series:
Van Kampen Aggressive Growth Fund; Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Moderate Fund and Van Kampen Asset Allocation Growth Fund; Van Kampen Disciplined Small Cap Value Fund; Van Kampen Leaders Fund; Van Kampen Mid Cap Growth Fund; Van Kampen Select Growth Fund; Van Kampen Small Cap Growth Fund; Van Kampen Small Cap Value Fund; Van Kampen Utility Fund; and Van Kampen Value Opportunities Fund, filed via EDGAR on July 23, 2007 an electronically signed copy of Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485 (b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statements of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules, except for the Van Kampen Leaders Fund Class A Shares, Class B Shares and Class C Shares Prospectus and the Class I Shares Prospectus, which are filed under separate cover.

         Should the staff have any questions regarding the foregoing, please call me at (630) 684-6724.

                                                     Very truly yours,

                                                     /s/ Elisa Mitchell
                                                     ------------------
                                                     Elisa Mitchell
                                                     Assistant Secretary